Income Taxes - Significant Components of Current and Deferred Income Tax Expense Attributable to Income from Continuing Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Current tax benefit (expense)	$ (12)	$ (14)	$ (11)
Deferred tax benefit (expense)	28	29	70
Income tax benefit (expense)	$ 16	$ 15	$ 59